Long-term Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	1 Months Ended
	Nov. 30, 2019	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Weighted average interest rate		4.95%	4.95%
Term and Revolving Facility Agreement [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	8 years
Line of credit, maximum capacity	¥ 1,200